Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statements of Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income attributable to Noah Holdings Limited shareholders	¥ 558,857	$ 79,915	¥ 475,445	¥ 1,009,494
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from equity in affiliates, net of dividends	34,849	4,983	160,612	(19,340)
Reversal of share-based settlement expenses	(956)	(137)	(12,454)
Changes in operating assets and liabilities:
Amounts due from related parties	(68,552)	(9,803)	(169,616)	94,367
Other current assets	15,801	2,260	(20,715)	(51,245)
Contingent liabilities	51,225	7,325		(99,000)
Other current liabilities	(75,932)	(10,858)	(227,386)	225,565
Net cash provided by operating activities	976,609	139,652	387,336	1,318,320
Cash flows from investing activities:
Net cash (used in) provided by investing activities	299,454	42,822	(840,819)	(247,141)
Cash flows from financing activities:
Payment for repurchase of ordinary shares	(52,295)	(7,478)	(53,345)
Dividend paid (Note 20)	(546,770)	(78,187)	(1,007,851)	(177,502)
Net cash used in financing activities	(635,546)	(90,882)	(1,134,204)	(199,835)
Effect of exchange rate changes	(99,491)	(14,227)	72,162	48,098
Net increases(decrease) in cash, cash equivalents and restricted cash	541,026	77,365	(1,515,525)	919,442
Cash, cash equivalents and restricted cash-beginning of the year	3,838,535	548,903	5,354,060	4,434,618
Cash, cash equivalents and restricted cash-end of the year	4,379,561	626,268	3,838,535	5,354,060
Parent company
Cash flows from operating activities:
Net income attributable to Noah Holdings Limited shareholders	558,857	79,915	475,445	1,009,494
Adjustments to reconcile net income to net cash provided by operating activities:
Reversal of share-based settlement expenses	(956)	(137)	(12,454)
Changes in operating assets and liabilities:
Amounts due from related parties	180	26	(24)	(24)
Amounts due to subsidiaries and VIEs				5,895
Other current assets	2,753	394	10,194	(20,969)
Contingent liabilities	(210,735)	(30,135)
Other current liabilities	5,409	773	(5,375)	7,326
Net cash provided by operating activities	1,217,606	174,115	829,688	175,921
Cash flows from investing activities:
Increase in investments in subsidiaries and VIEs	(37,827)	(5,409)	(6)	(16,400)
Increase in short-term investments	432,609	61,862	284,673
Decrease in short-term investments	562,735	80,470
Net cash (used in) provided by investing activities	92,299	13,199	(284,679)	(16,400)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options				3
Proceeds from advances from subsidiaries	1,324,035	189,334	890,269	1,074,953
Repayment of advances from subsidiaries	(1,825,339)	(261,020)	(707,836)	(613,847)
Payment for repurchase of ordinary shares	(52,295)	(7,478)	(53,345)
Dividend paid (Note 20)	(546,770)	(78,187)	(1,007,851)	(177,502)
Net cash used in financing activities	(1,100,369)	(157,351)	(878,763)	283,607
Effect of exchange rate changes	(26,311)	(3,762)	38,934	33,107
Net increases(decrease) in cash, cash equivalents and restricted cash	183,225	26,201	(294,820)	476,235
Cash, cash equivalents and restricted cash-beginning of the year	531,260	75,969	826,080	349,845
Cash, cash equivalents and restricted cash-end of the year	714,485	102,170	531,260	826,080
Parent company | Subsidiaries and VIEs
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from equity in affiliates, net of dividends	915,150	130,865	318,596	(834,842)
Parent company | Affiliates
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from equity in affiliates, net of dividends	¥ (53,052)	$ (7,586)	¥ 43,306	¥ 9,041